Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Background

Heliogen, Inc. and its subsidiaries (collectively, “Heliogen” or the “Company”), is involved in the development and commercialization of next generation concentrated solar energy. We are developing a modular, A.I.-enabled, concentrated solar energy thermal energy plant that will use an array of mirrors to reflect sunlight and capture, concentrate, store and convert it into cost-effective energy on demand. Unless otherwise indicated or the context requires otherwise, references in our consolidated financial statements to “we,” “our,” “us” and similar expressions refer to Heliogen.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Heliogen and the subsidiaries it controls. All material intercompany balances are eliminated in consolidation.

Emerging Growth Company Status

We are an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended, and we may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. Subject to certain conditions set forth in the JOBS Act, if, as an emerging growth company, we intend to rely on such exemptions, we are not required to, among other things: (a) provide an auditor’s attestation report on our system of internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act of 2002; (b) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2009; (c) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis); and (d) disclose certain executive compensation-related items such as the correlation between executive compensation and performance and comparisons of the Chief Executive Officer’s compensation to median employee compensation. We have elected not use the extended transition period for complying with any new or revised financial accounting standards, and as such, we are required to adopt new or revised standards at the same time as other public companies.

We will remain an emerging growth company until the earliest of (i) the last day of the fiscal year: (a) following March 19, 2026, the fifth anniversary of our IPO; (b) in which we have total annual gross revenue of at least $1.07 billion; or (c) in which we are deemed to be a “large accelerated filer”, which means the market value of our common stock that is held by non-affiliates exceeds $700 million as of the prior June 30th, and (ii) the date on which we have issued more than $1.0 billion in non-convertible debt during the prior three-year period.

Athena Business Combination

On December 30, 2021 (the “Closing Date”), Heliogen, Inc., a Delaware corporation (“Legacy Heliogen”), Athena Technology Acquisition Corp., a Delaware corporation (“Athena”), and HelioMax Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Athena (“Merger Sub”), consummated the closing of the transactions (the “Closing”) contemplated by the Business Combination Agreement, dated July 6, 2021, by and among Athena, Merger Sub, and Legacy Heliogen (the “Business Combination Agreement”), following the approval at the Special Meeting held on December 28, 2021.

Pursuant to the terms of the Business Combination Agreement, a business combination of Legacy Heliogen and Athena was effected by the merger of Merger Sub with and into Legacy Heliogen, with Legacy Heliogen surviving as a wholly owned subsidiary of Athena (the “Merger,” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the consummation of the Merger on the Closing Date, Athena changed its name from Athena Technology Acquisition Corp. to Heliogen, Inc. and Legacy Heliogen changed its named from Heliogen, Inc. to Heliogen Holdings, Inc.

Conversion and Exchange of Equity in Business Combination

•        At the effective time of the Merger (the “Effective Time”), as a result of the Merger, each share of Legacy Heliogen capital stock that was then issued and outstanding (other than dissenting shares and shares owned by Athena, Merger Sub or Legacy Heliogen immediately prior to the Effective Time) was cancelled and converted into the right to receive 2.013 shares (the “Exchange Ratio”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”).

•        At the Effective Time, as a result of the Merger, each option to purchase Legacy Heliogen capital stock that was outstanding and unexercised immediately prior to the Effective Time was assumed by the Company and converted into an option to purchase a number of shares of Common Stock (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Legacy Heliogen capital stock subject to such Legacy Heliogen option immediately prior to the Effective Time and (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (1) the exercise price per share of such Legacy Heliogen option immediately prior to the Effective Time, divided by (2) the Exchange Ratio. Except as specifically provided in the Business Combination Agreement, following the Effective Time, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding Legacy Heliogen option immediately prior to the Effective Time.

•        At the Effective Time, as a result of the Merger, each award of restricted stock units (“RSU Award”) in respect of Legacy Heliogen common stock outstanding as of immediately prior to the Effective Time was assumed by the Company and converted into an award of restricted stock units in respect of a number of shares of Common Stock (such award, an “Exchanged RSU Award”) equal to the product (rounded down to the nearest whole share) of (x) the number of shares of Legacy Heliogen common stock covered by the RSU Award and (y) the Exchange Ratio.

•        At the Effective Time, as a result of the Merger, each share of common stock of Merger Sub issued and outstanding immediately prior to the Effective Time was cancelled and converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.001 per share, of Legacy Heliogen, the surviving corporation in the Merger.

Per the terms and conditions of the Business Combination Agreement and reflection of certain adjustments outlined therein, the consideration received by Legacy Heliogen equity holders was approximately 154.8 million shares of Common Stock. Additionally, approximately 45.8 million shares of Common Stock were attributed to shares issuable under outstanding Legacy Heliogen stock options, RSU Awards or restricted shares. As a result, a total of approximately 200.6 million shares comprises the total merger share consideration as outlined in the Business Combination Agreement valued at $10.00 per share and reflecting 2.013 shares of the Company’s Common Stock issued for each Legacy Heliogen share of common stock issued and outstanding or issuable under outstanding Legacy Heliogen stock options, RSU Awards or restricted shares at the Closing Date. Also, immediately prior to and upon the Effective Time, certain investors subscribed for and purchased 16,500,000 shares of Common Stock for aggregate gross proceeds of $165.0 million (the “PIPE Investment”).

The following summarizes the number and ownership of the Company’s Common Stock outstanding following the consummation of the Business Combination:

	Shares	%
Heliogen Stockholders(1)	154,819	84.4
Athena Public Stockholders	2,271	1.2
Sponsor Shares(2)(3)	9,267	5.1
Sponsor Shares(4)	510	0.3
PIPE Investors	16,500	9.0
Total(1)(2)	183,367	100.0

____________

(1)      Excludes 40.8 million common shares issuable upon exercise of Heliogen’s outstanding stock options, 4.4 million common shares issuable upon vesting and settlement of Heliogen’s RSU Awards and 0.5 million restricted shares subject to vesting.

(2)      Does not take into account, at the time of the Closing Date, the dilutive impact of the shares of Common Stock issuable in connection with the Warrants (as defined in Note 4) totaling approximately 8.6 million shares, which became exercisable on March 18, 2022.

(3)      Shares attributable to Athena Technology Sponsor LLC (the “Sponsor”) received in exchange for the Class B common stock and private placement units (each unit comprising one share of common stock and one-third of one warrant) issued by Athena to the Sponsor in connection with Athena’s initial public offering.

(4)      Shares issued as consideration for anti-dilution rights waived by the Sponsor.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of convertible preferred stock and shareholders’ equity (deficit) for the year ended December 31, 2021:

$ in thousands
Cash – PIPE Investment	$165,000
Cash – Athena Trust Account, net of redemptions and cash on hand	22,848
Less: Athena transaction costs and advisory fees paid	(16,186)
Less: Heliogen transaction costs and advisory fees paid	(12,262)
Net proceeds from Business Combination and PIPE financing	159,400
Less: Accrued transaction costs	(1,474)
Add: Prepaid expenses and receivables assumed as part of Business Combination	1,651
Less: Warrants assumed as part of Business Combination	(10,880)
Less: Accounts payable assumed as part of Business Combination	(498)
Reverse recapitalization and PIPE financing, net	$148,199

The Business Combination was accounted for as a reverse recapitalization in accordance with Accounting Standards Codifications (“ASC”) 805, Business Combinations, with no goodwill or other intangible assets recorded. Under this method of accounting, Athena was treated as the “accounting acquiree” and Legacy Heliogen as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as Legacy Heliogen issuing equity for the net assets of Athena, followed by a recapitalization. The consolidated assets, liabilities, and results of operations of Legacy Heliogen comprise the historical consolidated financial statements of the post combination company, and Athena’s assets, liabilities and results of operations are consolidated with Legacy Heliogen beginning on the acquisition date. Accordingly, for accounting purposes, the consolidated financial statements of the post combination company represent a continuation of the historical consolidated financial statements of Legacy Heliogen, and the net assets of Athena are stated at historical cost, with no goodwill or other intangible assets recorded. This accounting determination was primarily based on the following as of the date of the Business Combination:

•        Legacy Heliogen was assessed and determined not to be a variable interest entity (“VIE”) of Athena following the Merger, thus the voting interest model was applied;

•        The pre-combination equity holders of Legacy Heliogen will hold the majority of shares of Common Stock and voting rights in the post combination company;

•        Legacy Heliogen has the ability, pursuant to the Business Combination, to appoint six (6) of the seven (7) members of the post combination company’s Board of Directors (the “Board”);

•        Senior management of Legacy Heliogen will comprise the senior management of the post combination company; and

•        Operations of Legacy Heliogen will comprise the ongoing operations of post combination company.

In accordance with accounting guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Legacy Heliogen’ stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Heliogen redeemable convertible preferred stock, common stock, warrants, options, and restricted stock units prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio of 2.013 established in the Business Combination.

Post combination, Heliogen Common Stock and warrants commenced trading on the New York Stock Exchange under the symbols “HLGN” and “HLGN.W,” respectively, on December 31, 2021.

Reclassifications

Certain immaterial prior period amounts, specifically warrant remeasurement, have been reclassified to conform to current period presentation. All dollar amounts (other than per share amounts) in the following disclosures are in thousands of United States dollars, unless otherwise indicated.

Correction of Immaterial Errors

Subsequent to issuing the condensed consolidated financial statements as of June 30, 2021 and March 31, 2021, management identified immaterial errors related to accrued payroll and revenue recognized for our non-governmental Engineering and Design (“E&D”) services contract. These errors resulted in the overstatement of net losses reported for the three and six months ended June 30, 2021 and the three months ended March 31, 2021.

In our accrual of payroll at June 30, 2021 and March 31, 2021, we incorrectly over accrued payroll costs due to a miscalculation of days to be accrued resulting in an overstatement of accrued payroll and selling, general and administrative expense.

Additionally, in our analysis of costs incurred for our non-governmental E&D services contract and determination of revenue to be recognized, we identified errors for the three and six months ended June 30, 2021, and three months ended March 31, 2021 due to incorrect identification and classification of costs. These errors resulted in an overstatement of contract liabilities with an understatement of revenues in addition to an understatement of cost of sales and overstatement of research and development expense.

We previously revised revenue recognition for the three months ended March 31, 2021 resulting in a reduction of revenue and cost of sales of $0.2 million with corresponding increases to contract liabilities and research and development expense. This amount is included in the revisions summarized below.

Based on evaluation of the errors, management has concluded that the prior period errors were immaterial to the previously issued financial statements. As such, management has elected to correct the identified, immaterial errors in the prior periods. In doing so, balances in these consolidated financial Statements have been adjusted to reflect the correction in the proper periods. Future financial statements that include prior periods will be corrected, as needed, when issued.

The effects of correcting the immaterial errors in our previously filed Condensed Consolidated Financial Statements are as follows:

Condensed Consolidated Balance Sheets (amounts in thousands)

	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

____________

(1)      At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Condensed Consolidated Statements of Operations and Comprehensive Loss (amounts in thousands, except per share amounts)

	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Revenue	$687	$158	$845	$1,086	$275	$1,361
Cost of sales	687	158	845	1,086	275	1,361
Gross profit	—	—	—	—	—	—

Selling, general and administrative	4,340	(80)	4,260	6,683	(271)	6,412
Research and development	2,823	(158)	2,665	4,548	(275)	4,273
Total operating expenses	7,163	(238)	6,925	11,231	(546)	10,685
Operating loss	$(7,163)	$238	$(6,925)	$(11,231)	$546	$(10,685)

Net loss	$(56,571)	$238	$(56,333)	$(60,935)	$546	$(60,389)
Total comprehensive loss	$(56,573)	$238	$(56,335)	$(60,949)	$546	$(60,403)

Loss per share – Basic	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
Loss per share – Diluted	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
	Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised
Revenue	$591	$(75)	$516
Cost of sales	591	(75)	516
Gross profit	—	—	—

Selling, general and administrative	2,343	(191)	2,152
Research and development	1,533	75	1,608
Total operating expenses	3,876	(116)	3,760
Operating loss	$(3,876)	$116	$(3,760)

Net loss	$(4,172)	$116	$(4,056)
Total comprehensive loss	$(4,184)	$116	$(4,068)

Loss per share – Basic	$(0.86)	$0.02	$(0.84)
Loss per share – Diluted	$(0.86)	$0.02	$(0.84)

The adjustments summarized above and below reduced the increases to Accumulated Deficit and Total Shareholders’ Deficit presented in the Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Deficit for the three months ended June 30, 2021 and March 31, 2021 by $0.2 million and $0.1 million, respectively.

Condensed Consolidated Statements of Cash Flows (amounts in thousands)

	Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Net loss	$(60,935)	$546	$(60,389)	$(4,172)	$116	$(4,056)

Changes in asset and liabilities:
Accrued expenses and other current liabilities(1)	1,384	(271)	1,113	418	(191)	227
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Net cash used in operating activities	$(8,502)	$—	$(8,502)	$(625)	$—	$(625)

____________

(1)      At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Subsequent Events

We have evaluated subsequent events, if any, that would require an adjustment to the consolidated financial statements or require disclosure in the notes to the consolidated financial statements through the date of issuance of the consolidated financial statements. Where applicable, the notes to these consolidated financial statements have been updated to discuss all significant subsequent events which have occurred.